Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Operating lease revenues	$ 277,996	$ 276,765	$ 556,290	$ 633,160
Finance lease revenues	27,890	26,068	56,406	52,713
Management fee revenues	6,249	7,045	11,594	7,045
Total revenues	312,135	309,878	624,290	692,918
Equipment trading revenues	21,759	16,411	40,856	28,326
Equipment trading expenses	(21,137)	(15,657)	(39,804)	(26,978)
Trading margin	622	754	1,052	1,348
Net gain (loss) on sale of leasing equipment	2,008	7,861	579	18,555
Operating expenses:
Depreciation and amortization	88,921	79,368	176,512	207,728
Direct operating expenses	16,523	14,764	34,528	29,583
Administrative expenses	26,143	24,287	52,461	48,413
Provision (reversal) for doubtful accounts	196	2,201	744	2,506
Total operating expenses	131,783	120,620	264,245	288,230
Operating income (loss)	182,982	197,873	361,676	424,591
Other (income) expenses:
Interest and debt expense	66,103	58,891	129,515	127,020
Other (income) expense, net	(168)	(195)	(202)	(272)
Total other (income) expenses	65,935	58,696	129,313	126,748
Income (loss) before income taxes	117,047	139,177	232,363	297,843
Income tax expense (benefit)	11,383	13,453	20,255	27,346
Net income (loss)	105,664	125,724	212,108	270,497
Less: dividends on preferred shares	19,169	15,888	37,353	30,632
Net income (loss) attributable to common shareholder	$ (86,495)	$ (109,836)	$ (174,755)	$ (239,865)